Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Plan Asset Allocation

The asset allocations by asset category for the principal defined benefit pension plans are as follows:

Plan Asset Allocation[1]
(millions of Canadian dollars except as noted)	Society[2]						TDPP[2]
	Target range	% of total	Fair value		Target range	% of total	Fair value
As at October 31, 2020			Quoted	Unquoted			Quoted	Unquoted
Debt	30-70%	55%	$–	$3,670	25-50%	40%	$–	$940
Equity	24-55	31	685	1,402	30-70	47	344	756
Alternative investments[3]	6-35	14	–	899	5-35	13	–	301

Other[4]	n/a	n/a	–	(685)	n/a	n/a	–	(72)
Total		100%	$685	$5,286		100%	$344	$1,925

As at October 31, 2019
Debt	40-70%	55%	$–	$3,374	25-50%	34%	$–	$634
Equity	24-42	32	1,002	976	30-70	54	368	639
Alternative investments[3]	6-35	13	–	760	5-35	12	–	229

Other[4]	n/a	n/a	–	(276)	n/a	n/a	–	111
Total		100%	$1,002	$4,834		100%	$368	$1,613

As at October 31, 2018
Debt	40-70%	55%	$–	$2,885	25-50%	34%	$–	$497
Equity	24-42	34	897	869	30-65	58	283	583
Alternative investments[3]	6-35	11	–	551	3-25	8	–	122

Other[4]	n/a	n/a	–	(107)	n/a	n/a	–	63
Total		100%	$897	$4,198		100%	$283	$1,265

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current year.
[2]	The principal defined benefit pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
[3]	The principal defined benefit pension plans’ alternative investments are primarily private equity, infrastructure, and real estate funds.
[4]	Consists mainly of amounts due to and due from brokers for securities traded but not yet settled, PEA assets, and interest and dividends receivable.

Summary of Employee Benefit Plans' Obligations, Assets and Funded Status

The following table presents the financial position of the Bank’s principal defined benefit pension and post-retirement benefit plans and the Bank’s significant other defined benefit pension and post-retirement benefit plans. Other employee defined benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.

Employee Defined Benefit Plans’ Obligations, Assets and Funded Status
(millions of Canadian dollars, except as noted)	Principal pension plans			Principal post-retirement benefit plan[1]			Other pension and post-retirement benefit plans[2]
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$8,558	$6,539	$7,082	$620	$535	$558	$2,948	$2,569	$2,750
Obligations included due to The Retirement Benefit Plan merger[3]	–	–	6	–	–	–	–	–	–
Service cost – benefits earned	467	326	407	17	14	15	9	9	10
Interest cost on projected benefit obligation	236	240	217	17	20	18	80	106	96
Remeasurement (gain) loss – financial	617	1,565	(969)	(101)	92	(42)	128	430	(190)
Remeasurement (gain) loss – demographic	–	–	–	(44)	(26)	–	(80)	2	(8)
Remeasurement (gain) loss – experience	56	83	22	9	–	2	9	6	14
Members’ contributions	107	107	104	–	–	–	–	–	–
Benefits paid	(373)	(303)	(330)	(12)	(15)	(16)	(144)	(143)	(137)
Change in foreign currency exchange rate	–	–	–	–	–	–	20	(1)	31

Past service cost (credit)[4]	–	1	–	–	–	–	(3)	(30)	3

Projected benefit obligation as at October 31	9,668	8,558	6,539	506	620	535	2,967	2,948	2,569
Change in plan assets
Plan assets at fair value at beginning of year	7,817	6,643	6,536	–	–	–	1,959	1,733	1,855
Assets included due to The Retirement Benefit Plan merger[3]	–	–	10	–	–	–	–	–	–
Interest income on plan assets	221	253	209	–	–	–	52	73	66
Remeasurement gain (loss) – return on plan assets less interest income	15	773	(231)	–	–	–	96	205	(109)
Members’ contributions	107	107	104	–	–	–	–	–	–
Employer’s contributions	463	352	355	12	15	16	72	96	37
Benefits paid	(373)	(303)	(330)	(12)	(15)	(16)	(144)	(143)	(137)
Change in foreign currency exchange rate	–	–	–	–	–	–	18	(1)	27

Defined benefit administrative expenses	(10)	(8)	(10)	–	–	–	(7)	(4)	(6)

Plan assets at fair value as at October 31	8,240	7,817	6,643	–	–	–	2,046	1,959	1,733
Excess (deficit) of plan assets at fair value over projected benefit obligation	(1,428)	(741)	104	(506)	(620)	(535)	(921)	(989)	(836)

Effect of asset limitation and minimum funding requirement	–	–	–	–	–	–	(14)	(13)	(13)

Net defined benefit asset (liability)	(1,428)	(741)	104	(506)	(620)	(535)	(935)	(1,002)	(849)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned	467	326	407	17	14	15	9	9	10
Net interest cost (income) on net defined benefit liability (asset)	15	(13)	8	17	20	18	28	33	30
Past service cost (credit)[4]	–	1	–	–	–	–	(3)	(30)	3
Defined benefit administrative expenses	10	10	10	–	–	–	5	6	4
Total expense	$492	$324	$425	$34	$34	$33	$39	$18	$47
Actuarial assumptions used to determine the annual expense (percentage)
Weighted-average discount rate for projected benefit obligation	3.08%	4.10%	3.60%	3.07%	4.10%	3.60%	3.12%	4.37%	3.74%
Weighted-average rate of compensation increase	2.57	2.54	2.54	3.00	3.00	3.00	1.00	1.03	1.16
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage)
Weighted-average discount rate for projected benefit obligation	2.85%	3.08%	4.10%	2.76%	3.07%	4.10%	2.74%	3.12%	4.37%

Weighted-average rate of compensation increase	2.53	2.57	2.54	3.00	3.00	3.00	1.03	1.00	1.03

[1]

The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal post-retirement defined benefit plan is 3.26%. The rate is assumed to decrease gradually to 1.06% by the year 2040 and remain at that level thereafter (2019 – 4.18% grading to 2.42% by the year 2040 and remain at that level thereafter).

[2]

Includes CT defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension and post-retirement benefit plans, and supplemental employee defined benefit pension plans. The TD Banknorth defined benefit pension plan was frozen as of December 31, 2008, and no service credits can be earned after that date. Certain TD Auto Finance defined benefit pension plans were frozen as of April 1, 2012, and no service credits can be earned after March 31, 2012.

[3]

During 2018, The Retirement Benefit Plan of The Toronto-Dominion Bank (the “RBP”) was deemed to be merged with the Society and previously undisclosed obligations and assets of the RBP are now included in fiscal 2018.

[4]	Includes a gain of $33 million related to the TD Auto Finance post-retirement benefit plan that was amended during fiscal 2019.

Summary of Defined Benefit Plan Expense

The following table summarizes expenses for the Bank’s defined contribution plans.

Defined Contribution Plan Expenses
(millions of Canadian dollars)	For the years ended
	October 31 2020	October 31 2019	October 31 2018
Defined contribution pension plans[1]	$169	$150	$136

Government pension plans[2]	347	324	293
Total	$516	$474	$429

[1]	Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k) plan.
[2]	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Summary of Assumed Life Expectancy at Age 65

Assumptions related to future mortality which have been used to determine the defined benefit obligation and net benefit cost are as follows:

Assumed Life Expectancy at Age 65
(number of years)	Principal pension plans			Principal post-retirement benefit plan			Other pension and post-retirement benefit plans
	As at October 31
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Male aged 65 at measurement date	23.4	23.4	23.3	23.4	23.4	23.3	21.5	22.1	22.1
Female aged 65 at measurement date	24.2	24.1	24.1	24.2	24.1	24.1	23.1	23.7	23.7
Male aged 45 at measurement date	24.4	24.3	24.3	24.4	24.3	24.3	22.2	22.7	22.7
Female aged 45 at measurement date	25.1	25.1	25.0	25.1	25.1	25.0	23.9	24.5	24.5

Summary of Sensitivity of Significant Actuarial Assumptions
Sensitivity of Significant Defined Benefit Plan Actuarial Assumptions
(millions of Canadian dollars, except as noted)	As at
	October 31, 2020
	Obligation Increase (Decrease)
	Principal pension plans	Principal post- retirement benefit plan	Other pension and post- retirement benefit plans
Impact of an absolute change in significant actuarial assumptions
Discount rate
1% decrease in assumption	$1,718	$81	$391
1% increase in assumption	(1,314)	(65)	(322)
Rates of compensation increase
1% decrease in assumption	(345)	n/a	–	[1]
1% increase in assumption	333	n/a	–	[1]
Life expectancy
1 year decrease in assumption	(203)	(16)	(99)
1 year increase in assumption	200	16	99
Health care cost initial trend rate
1% decrease in assumption	n/a	(13)	n/a
1% increase in assumption	n/a	15	n/a
[1]	An absolute change in this assumption is immaterial.

Summary of Amounts Recognized in the Consolidated Balance Sheet

The Bank recognized the following amounts on the Consolidated Balance Sheet.

Amounts Recognized in the Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	October 31 2020	October 31 2019	October 31 2018
Other assets
Principal defined benefit pension plans	$–	$–	$104
Other defined benefit pension and post-retirement benefit plans	3	6	3

Other employee benefit plans[1]	6	7	6

Total other assets	9	13	113
Other liabilities
Principal defined benefit pension plans	1,428	741	–
Principal post-retirement defined benefit plan	506	620	535
Other defined benefit pension and post-retirement benefit plans	938	1,008	852

Other employee benefit plans[1]	430	412	360

Total other liabilities	3,302	2,781	1,747
Net amount recognized	$(3,293)	$(2,768)	$(1,634)
[1]	Consists of other pension and other post-retirement benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.

Summary of Amounts Recognized in the Consolidated Statement of Other Comprehensive Income

The Bank recognized the following amounts in the Consolidated Statement of Other Comprehensive Income.

Amounts Recognized in the Consolidated Statement of Other Comprehensive Income[1]
(millions of Canadian dollars)	For the years ended
	October 31 2020	October 31 2019	October 31 2018
Actuarial gains (losses) recognized in Other Comprehensive Income
Principal defined benefit pension plans	$(658)	$(873)	$720
Principal post-retirement defined benefit plan	136	(66)	40
Other defined benefit pension and post-retirement benefit plans	36	(231)	60
Other employee benefit plans[2]	(44)	(75)	45
Total actuarial gains (losses) recognized in Other Comprehensive Income	$(530)	$(1,245)	$865

[1]	Amounts are presented on pre-tax basis.
[2]	Consists of other pension and other post-retirement benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.